1342403

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL RECEIVED PROCESSING SECTION OCT 24 2005 WASH, D.C. 192

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

05069628

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

CHING CHING LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
170 ABERDEEN CIRCLE, SPRINGBORO OH 45066	937-748-4525
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

RESTAURANT

PROCESSED OCT 27 2005 THOMSON FINANCIAL

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ☑ other (please specify): LIMITED LIABILITY COMPANY

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 05 Year 05 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) OH

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
DENNIS CLEARY

Business or Residence Address (Number and Street, City, State, Zip Code)
4173 JOMANDOWA DRIVE, KNOXVILLE, TN 37919

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
CHARLES MAZZA

Business or Residence Address (Number and Street, City, State, Zip Code)
170 ABERDEEN CIRCLE, SPRINGBORO, OHIO 45066

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
DAN GRAHAM

Business or Residence Address (Number and Street, City, State, Zip Code)
5767 STONE LAKE DRIVE, DAYTON, OH 45429

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 50,000.00	
3.	Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
NONE

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify MEMBERSHIP INTEREST IN LIMITED LIABILITY COMPANY)	$ 300,000.00	$
Total	$ 300,000.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify)	☐	$
Total	☐	$ 0.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 300,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

SEE EXHIBIT A

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 0.00
Total Payments Listed (column totals added)	☐ $ 0.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CHING CHING LLC	[signature]	10/3/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
DENNIS CLEARY	PRESIDENT	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ..... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CHING CHING LLC		
Name (Print or Type)	**Title (Print or Type)**	
DENNIS CLEARY	PRESIDENT	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		x							
AK		x							
AZ		x							
AR		x							
CA		x							
CO		x							
CT		x							
DE		x							
DC		x							
FL		x							
GA		x							
HI		x							
ID		x							
IL		x							
IN		x							
IA		x							
KS		x							
KY		x							
LA		x							
ME		x							
MD		x							
MA		x							
MI		x							
MN		x							
MS		x							

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO		x							
MT		x							
NE		x							
NV		x							
NH		x							
NJ		x							
NM		x							
NY		x							
NC		x							
ND		x							
OH		x							
OK		x							
OR		x							
PA		x							
RI		x							
SC		x							
SD		x							
TN		x							
TX		x							
UT		x							
VT		x							
VA		x							
WA		x							
WV		x							
WI		x							

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY		x							
PR		x							

EXHIBIT A

STIX

Development timeline

Time Frame	Phase I	
	Capital Raising Costs.	
0-1 Months JUNE	Labor	
	Architectural Design	
	Legal Fees	
	Bank Negotiations	
	Financing Costs	
	Liquor and Business Licenses	
	Lease buyout	
		$ 47,000
2-3 Months JULY-AUG	Phase II	
	Lease negotiation	
	Bank Negotiations	
	Building Permits	
	Labor	
	Kitchen Design and Equipment Spec	
	Audio/Video Design & Spec	
	Furniture and Fixture Spec	
	Menu Development	
	Operating Procedures and Manuals	
	Construction Deposits	
	Architectural Fees	
		$ 39,000

STIX

Development timeline

	Phase III	
	Management Recruiting/Payroll	
3-4 Months	**AGM, KM, AKM**	
SEPT-OCT	**Smallwares Spec**	
	Construction Draw	
	Marketing Strategy	
	Training Schedules and Expenses	$ 86,000
4-5 Months	**Phase IV**	
NOV-DEC		
	Hire Managers and Training	
	Employee Recruitment & Hiring	
	Construction Completion/Rent	
	Equipment Installation	
	Initial Inventory Orders	
	Pre-open Advertising Schedule	
	Menu Design	
	Employee Training/Payroll	
	Opening Promotion	
	Office Setup	
	POS Installation	
	Inspections	$ 677,226
		$ 849,226

STIX
Statement of Sources and Uses

USE OF FUNDS

Soft Costs	
Architectural & Use Fees	63,000
Administrative & General	92,200
Advertising & Promotion	21,400
Training / Personnel Supplies	93,250
Research and Development	
	269,850
Operating Costs	
Banking, Credit Cards, Working Capital	21,800
Office Supplies	1,000
	22,800
Hard Costs	
Construction	264,900
Kitchen/Bar Equipment/Small wares	105,823
Furniture, Fixtures and Specialties	85,814
Electronic Equipment	33,700
Video & Audio	5,885
Decor	7,169
	503,291
TOTAL STORE PRE-OPENING EXPENDITURES	**795,941**
SOURCE OF FUNDS	
Land and Building	-
Bank Financing	**495,941**
Equipment Leases	-
Investor Contribution	**300,000**
TOTAL AVAILABLE FUNDS	**795,941**

STIX
Construction Analysis

TOTAL PROJECT COSTS			Over / (Short)	
Items	Budget	Actual	Dollars	%
Soft	$269,850.00		-$269,850.00	-$1.00
Operating	$22,800.00		-$22,800.00	-$1.00
Hard	$503,291.00		-$503,291.00	-$1.00
PROJECT GRAND TOTAL	$795,941.00	$0.00	-$795,941.00	-$1.00

SOFT COSTS			Over / (Short)	
Items	Budget	Actual	Dollars	%
Architectural & Use Fees	$63,000.00		-$63,000.00	-$1.00
Administrative & General	$92,200.00		-$92,200.00	-$1.00
Advertising & Promotion	$21,400.00		-$21,400.00	-$1.00
Training / Personnel Supplies	$93,250.00		-$93,250.00	-$1.00
TOTAL SOFT COSTS	$269,850.00	$0.00	$89,066.00	$0.33

OPERATING COSTS			Over / (Short)	
Items	Budget	Actual	Dollars	%
Banking, Credit Cards, Working Capital	$21,800.00		-$21,800.00	-$1.00
Office Supplies	$1,000.00		-$1,000.00	-$1.00
TOTAL OPERATING COSTS	$22,800.00	$0.00	-$22,800.00	-$1.00

HARD COSTS			Over / (Short)	
Items	Budget	Actual	Dollars	%
Construction	$264,900.00		$264,900.00	$1.00
Kitchen/Bar Equipment	$105,823.00		$105,823.00	$1.00
Furniture, Fixtures and Specialties	$85,814.00		$85,814.00	$1.00
Electronic Equipment	$33,700.00		$33,700.00	$1.00
Video & Audio	$5,885.00		$5,885.00	$1.00
Decor	$7,169.00		$7,169.00	$1.00
TOTAL HARD COSTS	$503,291.00	$0.00	$503,291.00	$1.00

Stix

$143.80

Soft costs

1 - Architectural & Use Fees

	Items	*Budget*	*Actual*	*Variance*
101	Architectural/Engineering/Prints	$15,000.00		$15,000.00
102	Design	$30,000.00		$30,000.00
103	Surveyor's Fee			$0.00
104	Permits	$10,000.00		$10,000.00
105	Sewer Tap Fee /elec	$5,000.00		$5,000.00
106	Other / Misc/ salary/ Inspections/ startup	$3,000.00		$3,000.00
	Total Architectural & Use Fees	**$63,000.00**	**$0.00**	**$63,000.00**

Soft Costs $30.00

2 -Administrative & General

	Items	*Budget*	*Actual*	*Variance*
201	Attorney Fees	$25,000.00		$25,000.00
202	Insurance	$3,000.00		$3,000.00
203	Interest Carry During Construction	$3,000.00		$3,000.00
204	Lease Payments During Construction	$10,000.00		$10,000.00
205	Liquor License/Legal	$28,500.00		$28,500.00
206	Financing Costs/Bank	$13,000.00		$13,000.00
207	Capital raising costs	$3,000.00		$3,000.00
208	Line Commitment	$0.00		$0.00
209	General Partners	$0.00		$0.00
210	Travel, Lodging, Food	$3,000.00		$3,000.00
211	-Electric Utility Deposit	$500.00		$500.00
212	-Gas Utility Deposit	$1,000.00		$1,000.00
213	- Phone Utility Deposit			$0.00
214	- Water Utility Deposit	$1,000.00		$1,000.00
215	taxes			$0.00
216	Phone Charges	$1,200.00		$1,200.00
	Total Administrative & General	**$92,200.00**	**$0.00**	**$92,200.00**

Soft Costs

3 - Advertising & Promotion

	Items	*Budget*	*Actual*	*Variance*
301	Advertising	$10,000.00		$10,000.00
302	Banners / Brochures / Flyers	$1,000.00		$1,000.00
303	Web	$800.00		$800.00
304	Decorations			$0.00
305	Direct Mail Fees			$0.00
306	Electronic Advertising			$0.00
307	Grand Opening / Invitations	$1,000.00		$1,000.00
308	Mechanical Productions	$8,000.00		$8,000.00
309	Pre-Open A&P/Prints/Giveaways	$500.00		$500.00
310	Print Advertising / Special Adv. Imprints			$0.00
311	Promo - Adv Mailing			$0.00
312	Promo - Production Cost			$0.00
313	Sports Promotions			$0.00
314	Hours of Operation Sign	$100.00		$100.00
315	Promo Signage - Freestanding			$0.00
316	Contingency			$0.00
	Total Advertising & Promotion	**$21,400.00**	**$0.00**	**$21,400.00**

Stix

Soft Costs

4 - Training / Personnel Supplies

	Items	*Budget*	*Actual*	*Variance*
401	Dry Run - F&B Costs	$11,000.00		$11,000.00
402	Employee Training	$18,000.00		$18,000.00
403	Management Training/salary	$45,000.00		$45,000.00
404	Training Manuals	$2,000.00		$2,000.00
405	Employee Files/ADP+B38	$200.00		$200.00
406	Employment Ads	$1,500.00		$1,500.00
407	Uniforms Employee	$500.00		$500.00
408	Employee Benefits/ Insurance	$0.00		$0.00
409	Research & Development	$5,000.00		$5,000.00
410	Relocation	$3,000.00		$3,000.00
411	Travel, Lodging, Food			$0.00
412	Payroll Taxes	$4,000.00		$4,000.00
413	Comment Cards	$200.00		$200.00
414	Gift Certificates	$400.00		$400.00
415	Menus	$1,000.00		$1,000.00
416	To Go Menus	$300.00		$300.00
417	Kids Menus	$50.00		$50.00
418	Retail Sportswear			$0.00
419	Table Tents	$500.00		$500.00
420	Locksmith	$600.00		$600.00
421	Misc.	$0.00		$0.00
422	Contingency			$0.00
	Total Training / Personnel Supplies	**$93,250.00**	**$0.00**	**$93,250.00**

Operating Costs

5 - Bank & Credit Cards

	Items	*Budget*	*Actual*	*Variance*
501	Checking Account	$200.00		$200.00
502	Payroll Service	$100.00		$100.00
503	American Express (2)			$0.00
504	Visa/MasterCard (3)			$0.00
505	Diner's Club/Carte Blanche			$0.00
506	Veriphone			$0.00
507	Opening Cash	$10,000.00		$10,000.00
508	Petty Cash Fund	$1,500.00		$1,500.00
509	Opening Food Inventory	$8,000.00		$8,000.00
510	Opening Liquor Inventory	$2,000.00		$2,000.00
511	Bank Charges	$0.00		$0.00
512	Sales Tax			$0.00
513	Contingency			$0.00
	Total Bank & Credit Cards	**$21,800.00**	**$0.00**	**$21,800.00**

Operating Costs

6 - Office Supplies

	Office and Supplies	*Budget*	*Actual*	*Variance*
		$1,000.00		$1,000.00
1				$0.00
	Total Office Supplies	**$1,000.00**	**$0.00**	**$1,000.00**

Stix

Hard Costs

7 - Construction

	Items	*Budget*	*Actual*	*Variance*
701	Site Work			$0.00
702	Demolition	$4,000.00		$4,000.00
703	Electrical	$21,000.00		$21,000.00
704	HVAC	$15,000.00		$15,000.00
705				$0.00
706	Plumbing/gas lighting	$20,000.00		$20,000.00
707	Tile	$15,000.00		$15,000.00
708	Flooring	$5,000.00		$5,000.00
709	Concrete	$2,000.00		$2,000.00
710	Bar	$2,000.00		$2,000.00
711	A.V. Room/stands			$0.00
712	Bathroom	$7,000.00		$7,000.00
713	Office	$1,000.00		$1,000.00
714	Millwork	$37,000.00		$37,000.00
715	Walls	$5,000.00		$5,000.00
716	Deck/ Heaters	$6,000.00		$6,000.00
717	Windows Doors	$32,000.00		$32,000.00
718	Ceiling	$16,000.00		$16,000.00
719	Painting	$10,000.00		$10,000.00
720	Drywall	$10,000.00		$10,000.00
721	Framing	$8,000.00		$8,000.00
722	Misc.	$10,000.00		$10,000.00
723	Builder Fee	$33,900.000		$33,900.00
724	Contingency	$5,000.00		$5,000.00
	Total Construction			$0.00
		$264,900.00	**$0.00**	**$264,900.00**

Hard Costs

8 - Kitchen/Bar Equipment

	Items	*Budget*	*Actual*	*Variance*
801	Wok	$15,000.00		$15,000.00
802	Fryers	$3,000.00		$3,000.00
803	Dunnage racks	$2,000.00		$2,000.00
804	Hood	$18,000.00		$18,000.00
805	Walk-in Cooler/Freezer	$12,000.00		$12,000.00
806	Mixer/Grinder - Hobart	$3,000.00		$3,000.00
807	Dry storage shelving	$4,000.00		$4,000.00
808	Wall Shelving/ Storage Shelving	$2,000.00		$2,000.00
809	Microwave Ovens	$2,000.00		$2,000.00
810	Bag in Box	$1,000.00		$1,000.00
811	Beverage dispenser	$1,000.00		$1,000.00
812	Mop sink	$500.00		$500.00
813	Dish machine/and Tables	$1,500.00		$1,500.00
814	Booster heater	$1,500.00		$1,500.00
815	soup Tables	$1,000.00		$1,000.00
816	Ice baths	$1,000.00		$1,000.00
817	Work table	$1,000.00		$1,000.00
818	3 compartment sink	$1,400.00		$1,400.00
819	Storage shelving	$2,000.00		$2,000.00
820	Drop In Coolers	$3,000.00		$3,000.00
821	Under counter freezer	$2,000.00		$2,000.00
822	Pot racks	$500.00		$500.00
823	Work table	$500.00		$500.00
824	Expo Counter	$2,000.00		$2,000.00
825	Rice Cookers and Holders	$3,000.00		$3,000.00
826	Glass racks	$1,000.00		$1,000.00
827	Ice machines	$3,000.00		$3,000.00
828	Equipment Installation	$3,000.00		$3,000.00
829	Small wares	$2,000.00		$2,000.00
830	Refrigeration (4)	$6,000.00		$6,000.00
831	Sales Tax	$6,923.00		$6,923.00
	Contingency			$0.00
	Total Kitchen/Bar Equipment			$0.00
		$105,823.00	**$0.00**	**$105,823.00**

Stix

Hard Costs

9 - Furniture, Fixtures and Specialties

	Items	*Budget*	*Actual*	*Variance*
901	Building Signage	$5,000.00		$5,000.00
902				$0.00
903	Lighting (Neon)	$1,000.00		$1,000.00
904	Awnings	$2,000.00		$2,000.00
905	Video camera	$5,500.00		$5,500.00
906	Wall covering / Material	$3,000.00		$3,000.00
907	Carpet / Material	$2,000.00		$2,000.00
908	Bar Shelving	$500.00		$500.00
909	Service station	$3,000.00		$3,000.00
910	upholstery / Labor & Material	$5,000.00		$5,000.00
911	Track Lighting	$3,000.00		$3,000.00
912	Light Fixtures	$5,000.00		$5,000.00
913	Light fixtures / Low Voltage	$2,000.00		$2,000.00
914	Window Treatment (Blinds)	$5,000.00		$5,000.00
915	Table Tops - All	$6,000.00		$6,000.00
916	Table Bases - All	$2,000.00		$2,000.00
917	Booths - All	$9,000.00		$9,000.00
918	Stools - All	$2,000.00		$2,000.00
919	Chairs - All	$10,000.00		$10,000.00
920	Lobby Furniture	$500.00		$500.00
921	Patio Furniture	$2,500.00		$2,500.00
922	Office Furniture	$200.00		$200.00
923	POS counter	$2,000.00		$2,000.00
924	menu displays	$2,000.00		$2,000.00
925	Baby changers	$500.00		$500.00
926	Safe	$1,000.00		$1,000.00
927	Other	$500.00		$500.00
928	Sales Tax	$5,614.00		$5,614.00
929	Contingency			$0.00
930		$0.00		$0.00
	Total Furniture Fixtures and Specialties	**$85,814.00**	**$0.00**	**$85,814.00**

Hard Costs

10 - Electronic Equipment

	Items	*Budget*	*Actual*	*Variance*
1001	Phone(Code-A-Phone, Hot Linens)	$2,500.00		$2,500.00
1002	software	$3,000.00		$3,000.00
1003	POS/Registers	$25,000.00		$25,000.00
1004	Copier/printer/COMPUTER	$3,000.00		$3,000.00
1005	Fax Machine	$200.00		$200.00
1006				$0.00
1007				$0.00
1008	Tax	$2,359.00		$2,359.00
	Total Electronic Equipment	**$33,700.00**	**$0.00**	**$36,059.00**

Hard Costs

11 - Video & Audio

	Items	*Budget*	*Actual*	*Variance*
1101	Dish Permits	$0.00		$0.00
1102	NTN Broadcast Fee			$0.00
1103	Video & Audio System	$5,000.00		$5,000.00
1104	Monitors For Video System			$0.00
1105	Engineering Study			$0.00
1106	Video Cipher/ ALL Subscriptions			$0.00
1107	Cable TV Installation	$500.00		$500.00
1108	Sales Tax	$385.00		$385.00
1109	Contingency			$0.00
1110	**Total Video & Audio**			$0.00
		$5,885.00	**$0.00**	**$5,885.00**

Stix

Hard Costs

12 - Decor

Items	Budget	Actual	Variance
1201 Flowers & Plants	$1,500.00		$1,500.00
1202 Menu box / Comment Card Box	$200.00		$200.00
1203 Décor and Memorabilia	$5,000.00		$5,000.00
1204			$0.00
Sales Tax	$469.00		$469.00
Contingency			$0.00
Total Decor			$0.00
	$7,169.00	**$0.00**	**$7,169.00**

Total Contingency $5,143.80

STIX
FINANCIAL ASSUMPTIONS

7/10/2002

Estimated Weekly Sales	LOW	EXPECTED	HIGH	%
Net Sales (-sales and liq tax)				
Food Sales - Lunch	8,000	10,500	12,000	27.3%
Food Sales - Dinner	14,500	15,000	16,500	39.0%
Bar Sales	1,000	1,500	1,800	3.9%
				0.0%
Take Out	10,000	11,500	13,000	29.9%
Total Weekly Sales	33,500	38,500	43,300	100.0%

Cost of Goods Sold	
Cost of Food Sales	30.0%
Cost of Bar Sales	26.0%
Cost of Merchandise Sales	
Cost of Amusement Sales	
Financing Term (Months)	180
	-
	-
	-
2001	-
2002	-
2003	-
Total	-
Projected Land & Bldg Cost	795,941
Monthly Lease Payments	7,800
Tax Rate	35.0%
Cost of Gaming Equipment	-
Equipment Leased (Kitchen & Audio/Video)	-
Lease Capitalization Rate	14.0%
Monthly Equipment Payment	-
Total Capital Contribution	250
Preferred Return	10.0%
Amount Financed	550
Borrowing Rate	6.25%
Borrowing Term (Months)	120
Monthly LOC Payment	Ten Years Amortized over 15

Variable Expenses	
Advertising Expenses as a % of Sales	4.00%
Payroll-Kitchen/Serv	15.00%
Payroll-Management	6.50%
Payroll - Benefits	2.00%
Payroll-Taxes	4.00%
Total Payroll as a % of Sales	27.50%
Discounts/Comps as a % of Sales	2.0%
Management Fees as a % of Sales	
Foodservice Mgt Fees as a % of Food Revenue	
General and Admin Fees as a % of Total Sales	
Sales Tax as a % of Total Sales	
Depreciation and Amortization Per Location (See Attached Schedule)	

STIX

			LOW	EXPECTED	HIGH
A	Positive Cash Flow		123,018	155,308	170,647
C	Positive Cash Flow After				
			123,018	155,308	170,647
D	Investor Allocation of Income	100%	123,018	155,308	170,647
E	Total Investor Income		123,018	155,308	170,647
E	Total Investor Income (CASH FLOW)		123,018	155,308	170,647
F	Investor Commitment		300,000	300,000	300,000
G	**Rate of Return (Cash Investment)**		**32.80%**	**41.42%**	**45.51%**
	Rate of Return (Cash / Debt)		**12.36%**	**15.61%**	**17.15%**
	Cash return on investment (Based on one investment part)	$50,000.00	$16,402.41	$20,707.68	$22,753.00

STIX
PRO FORMA INCOME STATEMENT - 2005

EXPECTED % of Yearly Sales	8.00% Sept	8.00% Oct	8.75% Nov	8.75% Dec	8.75% Jan	9.50% Feb	8.00% March	8.00% April	8.25% May	8.00% June	8.00% July	8.00% Aug	100.00% TOTAL YR 1	
REVENUES (NET)														
Food Sales	106,080	106,080	116,025	116,025	116,025	125,970	106,080	106,080	109,395	106,080	106,080	106,080	1,326,000	66.23%
Take Out Sales	47,840	47,840	52,325	52,325	52,325	56,810	47,840	47,840	49,335	47,840	47,840	47,840	598,000	29.87%
TOTAL FOOD	153,920	153,920	168,350	168,350	168,350	182,780	153,920	153,920	158,730	153,920	153,920	153,920	1,924,000	96.10%
Bar Sales	6,240	6,240	6,825	6,825	6,825	7,410	6,240	6,240	6,435	6,240	6,240	6,240	78,000	3.90%
TOTAL REVENUE	160,160	160,160	175,175	175,175	175,175	190,190	160,160	160,160	165,165	160,160	160,160	160,160	**2,002,000**	**100.00%**
COST OF GOODS SOLD														
Cost of Food Sales	46,176	46,176	50,505	50,505	50,505	54,834	46,176	46,176	47,619	46,176	46,176	46,176	577,200	30.00%
Cost of Bar Sales	1,622	1,622	1,775	1,775	1,775	1,927	1,622	1,622	1,673	1,622	1,622	1,622	20,280	26.00%
TOTAL COGS	47,798	47,798	52,280	52,280	52,280	56,761	47,798	47,798	49,292	47,798	47,798	47,798	**597,480**	**29.84%**
PAYROLL														
Hourly	24,024	24,024	26,276	26,276	26,276	28,529	24,024	24,024	24,775	24,024	24,024	24,024	300,300	15.00%
Management	10,410	10,410	11,386	11,386	11,386	12,362	10,410	10,410	10,736	10,410	10,410	10,410	130,130	7.00%
Benefits	3,203	3,203	3,504	3,504	3,504	3,804	3,203	3,203	3,303	3,203	3,203	3,203	40,040	2.00%
Payroll Taxes	6,406	6,406	7,007	7,007	7,007	7,608	6,406	6,406	6,607	6,406	6,406	6,406	80,080	4.00%
bonus	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
TOTAL PAYROLL	45,044	45,044	49,173	49,173	49,173	53,302	45,044	45,044	46,420	45,044	45,044	45,044	**562,550**	**28.10%**
GROSS PROFIT	67,318	67,318	73,722	73,722	73,722	80,127	67,318	67,318	69,453	67,318	67,318	67,318	**841,970**	**42.06%**
CONTROLLABLE EXPENSES				-										
Small wares kitchen	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Cleaning Supplies	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Kitchen Supplies	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Bar supplies	300	300	300	300	300	300	300	300	300	300	300	300	3,600	0.18%
Bar mixers	200	200	200	200	200	200	200	200	200	200	200	1,000	3,200	0.16%
Paper Goods (% of Food)	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	24,000	1.20%
Other costs	200	200	200	200	200	200	200	200	200	200	200	200	2,200	0.11%
Linens	800	800	800	800	800	800	800	800	800	800	800	800	9,600	0.48%
Advertising	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Comps-manager	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Comps-promo	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Comps- service	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Cable/TV	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Entertainment	-	-	-	-	-	-	-	-	-	-			-	0.00%
Promo-event	300	300	300	300	300	300	300	300	300	300	300	300	3,600	0.18%
NSF checks	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Credit Card Fees	3,043	3,043	3,328	3,328	3,328	3,614	3,043	3,043	3,138	3,043	3,043	3,043	38,038	1.90%
Bank Charges	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%

STIX
PRO FORMA INCOME STATEMENT - 2005

Over/short	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Printing and Reproduction	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Dues / Subscriptions	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Uniforms	250	250	250	250	250	250	250	250	250	250	250	250	3,000	0.15%
ADP	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Equipment Leases	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Admin	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Repairs and Maintenance	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Office Postage	200	200	200	200	200	200	200	200	200	200	200	700	2,900	0.14%
Donations	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Miscellaneous	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Emp Ben	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
REST CONTROLLABLE	**19,793**	**19,793**	**20,078**	**20,078**	**20,078**	**20,364**	**19,793**	**19,793**	**19,888**	**19,793**	**19,793**	**21,093**	**240,138**	**11.99%**
UTILITIES														
Janitorial	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	21,600	1.08%
Security	75	75	75	75	75	75	75	75	75	75	75	75	900	0.04%
Service Contracts	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Electric	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Garbage/Sewer	700	700	700	700	700	700	700	700	700	700	700	700	8,400	0.42%
Gas	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	19,200	0.96%
Telephone	300	300	300	300	300	300	300	300	300	300	300	300	3,600	0.18%
Water	900	900	900	900	900	900	900	900	900	900	900	900	10,800	0.54%
TOTAL OTHER CONTROL.	7,375	7,375	7,375	7,375	7,375	7,375	7,375	7,375	7,375	7,375	7,375	7,375	**88,500**	**4.42%**
TOTAL CONTROLLABLE EXP	27,168	27,168	27,453	27,453	27,453	27,739	27,168	27,168	27,263	27,168	27,168	28,468	**328,838**	**16.43%**
REST OPERATING PROFIT	40,150	40,150	46,269	46,269	46,269	52,389	40,150	40,150	42,189	40,150	40,150	38,850	**513,132**	**25.63%**
G&A / OCCUPANCEY														
Insurance	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Legal / accounting	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Web expense	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Pre Opening													-	0.00%
Land Lease	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	93,600	4.68%
Bank Payment	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	90,000	4.50%
Management Fee	6,406	6,406	7,007	7,007	7,007	7,608	6,406	6,406	6,607	6,406	6,406	6,406	80,080	4.00%
Depreciation expense	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	78,000	3.90%
TOTAL CORP. EXPENSES	32,806	32,806	33,407	33,407	33,407	34,008	32,806	32,806	33,007	32,806	32,806	32,806	396,880	19.82%
INCOME FROM OPERATIONS	**7,343**	**7,343**	**12,862**	**12,862**	**12,862**	**18,381**	**7,343**	**7,343**	**9,183**	**7,343**	**7,343**	**6,043**	**116,252**	**5.81%**
PROVISIONS FOR INCOME TAX	**960**	**2,460**	**4,309**	**4,309**	**4,309**	**6,158**	**2,460**	**2,460**	**3,076**	**2,460**	**2,460**	**2,024**	**38,944**	**33.50%**
NET INCOME													**77,308**	**3.86%**
DEPRECIATION	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**78,000**	**3.90%**
CASH FLOW	**12,883**	**11,383**	**15,053**	**15,053**	**15,053**	**18,723**	**11,383**	**11,383**	**12,607**	**11,383**	**11,383**	**10,519**	**155,308**	**7.76%**

STIX
PRO FORMA INCOME STATEMENT - 2005

LOW

% of Yearly Sales	8.00%	8.00%	8.75%	8.75%	8.75%	9.50%	8.00%	8.00%	8.25%	8.00%	8.00%	8.00%	100.00%	
Income Statement - Case One	Sept	Oct	Nov	Dec	Jan	Feb	March	April	May	June	July	Aug	TOTAL YR 1	
REVENUES														
Operating Revenues														
food Sales	93,600	93,600	102,375	102,375	102,375	111,150	93,600	93,600	96,525	93,600	93,600	93,600	1,170,000	67.16%
Take out Sales	41,600	41,600	45,500	45,500	45,500	49,400	41,600	41,600	42,900	41,600	41,600	41,600	520,000	29.85%
TOTAL FOOD SALES	135,200	135,200	147,875	147,875	147,875	160,550	135,200	135,200	139,425	135,200	135,200	135,200	1,690,000	97.01%
Bar Sales	4,160	4,160	4,550	4,550	4,550	4,940	4,160	4,160	4,290	4,160	4,160	4,160	52,000	2.99%
TOTAL OPERATING REVENUE	**139,360**	**139,360**	**152,425**	**152,425**	**152,425**	**165,490**	**139,360**	**139,360**	**143,715**	**139,360**	**139,360**	**139,360**	**1,742,000**	**100.00%**
COST OF GOODS SOLD														
Cost of Food Sales	28,080	28,080	30,713	30,713	30,713	33,345	28,080	28,080	28,958	28,080	28,080	28,080	351,000	30.00%
Cost of Bar Sales	10,816	10,816	11,830	11,830	11,830	12,844	10,816	10,816	11,154	10,816	10,816	10,816	135,200	26.00%
TOTAL COGS	**38,896**	**38,896**	**42,543**	**42,543**	**42,543**	**46,189**	**38,896**	**38,896**	**40,112**	**38,896**	**38,896**	**38,896**	**486,200**	**28.77%**
PAYROLL														
Hourly	20,904	20,904	22,864	22,864	22,864	24,824	20,904	20,904	21,557	20,904	20,904	20,904	261,300	15.00%
Management	9,058	9,058	9,908	9,908	9,908	10,757	9,058	9,058	9,341	9,058	9,058	9,058	113,230	6.50%
Benefits	2,787	2,787	3,049	3,049	3,049	3,310	2,787	2,787	2,874	2,787	2,787	2,787	34,840	2.00%
Payroll Taxes	5,574	5,574	6,097	6,097	6,097	6,620	5,574	5,574	5,749	5,574	5,574	5,574	69,680	4.00%
TOTAL PAYROLL	**38,324**	**38,324**	**41,917**	**41,917**	**41,917**	**45,510**	**38,324**	**38,324**	**39,522**	**38,324**	**38,324**	**38,324**	**479,050**	**27.50%**
GROSS PROFIT	**62,140**	**62,140**	**67,966**	**67,966**	**67,966**	**73,791**	**62,140**	**62,140**	**64,082**	**62,140**	**62,140**	**62,140**	**776,750**	**44.59%**
CONTROLLABLE														
Small wares kitchen	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Cleaning Supplies	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Kitchen Supplies	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Bar supplies	200	200	200	200	200	200	200	200	200	200	500	500	3,000	0.15%
Bar mixers	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Paper Goods (% of Food)	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Other costs	800	800	800	800	800	800	800	800	800	800	800	800	8,800	0.44%
Linens	800	800	800	800	800	800	800	800	800	800	800	800	9,600	0.48%
Advertising	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Comps-manager	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Comps-promo	900	900	900	900	900	900	900	900	900	900	900	900	10,800	0.54%
Comps- service	800	800	800	800	800	800	800	800	800	800	800	800	9,600	0.48%
Cable/TV	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Entertainment	-	-	-	-	-	-	-	-	-	-	-	-	12,000	0.60%
Promo-event	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
NSF checks	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Credit Card Fees	2,648	2,648	2,896	2,896	2,896	3,144	2,648	2,648	2,731	2,648	2,648	2,648	33,098	1.65%
Bank Charges	50	50	50	50	50	50	50	50	50	50	50	50	600	0.03%

STIX
PRO FORMA INCOME STATEMENT - 2005

Over/short	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Printing and Reproduction	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Dues / Subscriptions	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Uniforms	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
ADP	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Equipment Leases	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Accounting/Admin	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Repairs and Maintenance	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Office Postage	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Donations	100	50	50	50	50	50	50	50	50	50	50	50	650	0.03%
Miscellaneous	400	400	400	400	400	400	400	400	400	400	400	400	4,800	0.24%
Emp Ben	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
REST CONTROLLABLE	**20,798**	**20,748**	**20,996**	**20,996**	**20,996**	**21,244**	**20,748**	**20,748**	**20,831**	**20,748**	**21,048**	**21,048**	**262,148**	**15.05%**
UTILITIES														
Janitorial	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	14,400	0.72%
Security	75	75	75	75	75	75	75	75	75	75	75	75	900	0.04%
Service Contracts	500	500	500	500	500	1,000	1,000	1,000	1,000	1,000	1,000	1,000	9,500	0.47%
Electric	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	21,600	1.08%
Garbage/Sewer	700	700	700	700	700	700	700	700	700	700	700	700	8,400	0.42%
Gas	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	1,000	1,000	1,000	1,000	20,000	1.00%
Telephone	300	300	300	300	300	300	300	300	300	300	300	300	3,600	0.18%
Water	900	900	900	900	900	900	900	900	900	900	900	900	10,800	0.54%
TOTAL OTHER CONTROL.	**7,475**	**7,475**	**7,475**	**7,475**	**7,475**	**7,975**	**7,975**	**7,975**	**6,975**	**6,975**	**6,975**	**6,975**	**89,200**	**4.46%**
TOTAL CONTROLLABLE EXP	**28,273**	**28,223**	**28,471**	**28,471**	**28,471**	**29,219**	**28,723**	**28,723**	**27,806**	**27,723**	**28,023**	**28,023**	**351,348**	**20.17%**
REST OPERATING PROFIT	**33,867**	**33,917**	**39,495**	**39,495**	**39,495**	**44,572**	**33,417**	**33,417**	**36,276**	**34,417**	**34,117**	**34,117**	**436,602**	**21.81%**
G&A														
Insurance	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	24,000	1.20%
Legal / accounting	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Web expense	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Land Lease	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	93,600	4.68%
Bank Payment	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	90,000	4.50%
Depreciation	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	78,000	3.90%
Pre Opening		-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Management Fee	5,574	5,574	6,097	6,097	6,097	6,620	5,574	5,574	5,749	5,574	5,574	5,574	69,680	4.00%
TOTAL CORP. EXPENSES	**30,974**	**30,974**	**31,497**	**31,497**	**31,497**	**32,020**	**25,400**	**30,974**	**31,149**	**30,974**	**30,974**	**30,974**	**374,480**	**21.50%**
INCOME FROME OPERATIONS	**2,893**	**2,943**	**7,998**	**7,998**	**7,998**	**12,552**	**8,017**	**2,443**	**5,128**	**3,443**	**3,143**	**3,143**	**67,696**	**3.38%**
PROVISIONS FOR INCOME TAX	**969**	**986**	**2,679**	**2,679**	**2,679**	**4,205**	**2,686**	**818**	**1,718**	**1,153**	**1,053**	**1,053**	**22,678**	**33.50%**
NET INCOME													**45,018**	**2.25%**
DEPRECIATION	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**6,500**	**78,000**	**3.90%**
CASH FLOW	**8,424**	**8,457**	**11,818**	**11,818**	**11,818**	**14,847**	**11,831**	**8,124**	**9,910**	**8,789**	**8,590**	**8,590**	**123,018**	**6.14%**

HIGH % of Yearly Sales	8.00%	8.00%	8.75%	8.75%	8.75%	9.50%	8.00%	8.00%	8.25%	8.00%	8.00%	8.00%	100.00%	
Income Statement - Case One	Sept	Oct	Nov	Dec	Jan	Feb	March	April	May	June	July	Aug	TOTAL YR 1	
REVENUES														
Operating Revenues														
Food Sales	118,560	118,560	129,675	129,675	129,675	140,790	118,560	118,560	122,265	118,560	118,560	118,560	1,482,000	65.82%
To Go Food	54,080	54,080	59,150	59,150	59,150	64,220	54,080	54,080	55,770	54,080	54,080	54,080	676,000	30.02%
TOTAL FOOD SALES	172,640	172,640	188,825	188,825	188,825	205,010	172,640	172,640	178,035	172,640	172,640	172,640	2,158,000	95.84%
Bar Sales	7,488	7,488	8,190	8,190	8,190	8,892	7,488	7,488	7,722	7,488	7,488	7,488	93,600	4.16%
TOTAL OPERATING REVENUE	**180,128**	**180,128**	**197,015**	**197,015**	**197,015**	**213,902**	**180,128**	**180,128**	**185,757**	**180,128**	**180,128**	**180,128**	**2,251,600**	**100.00%**
COST OF GOODS SOLD														
Cost of Food Sales	35,568	35,568	38,903	38,903	38,903	42,237	35,568	35,568	36,680	35,568	35,568	35,568	444,600	30.00%
Cost of Bar Sales	14,061	14,061	15,379	15,379	15,379	16,697	14,061	14,061	14,500	14,061	14,061	14,061	175,760	26.00%
Cost of Retail Sales	-	-	-	-	-	-	-	-	-	-	-	-	-	
TOTAL COGS	**49,629**	**49,629**	**54,282**	**54,282**	**54,282**	**58,934**	**49,629**	**49,629**	**51,180**	**49,629**	**49,629**	**49,629**	**620,360**	**28.75%**
PAYROLL														
Hourly	27,019	27,019	29,552	29,552	29,552	32,085	27,019	27,019	27,864	27,019	27,019	27,019	337,740	15.00%
Management	12,000	11,708	12,806	12,806	12,806	13,904	11,708	11,708	12,074	11,708	11,708	11,708	146,646	6.51%
Benefits	3,603	3,603	3,940	10,410	3,940	4,278	3,603	3,603	3,715	3,603	3,603	3,603	51,502	2.29%
Payroll Taxes	7,205	7,205	7,881	7,881	7,881	8,556	7,205	7,205	7,430	7,205	7,205	7,205	90,064	4.00%
Bonus	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	24,000	1.07%
TOTAL PAYROLL	**51,827**	**51,535**	**56,179**	**62,649**	**56,179**	**60,823**	**51,535**	**51,535**	**53,083**	**51,535**	**51,535**	**51,535**	**649,952**	**28.87%**
GROSS PROFIT	**78,672**	**78,964**	**86,554**	**80,084**	**86,554**	**94,145**	**78,964**	**78,964**	**81,494**	**78,964**	**78,964**	**78,964**	**981,288**	**43.58%**
CONTROLLABLE EXPENSES														
Small wares kitchen	1,200	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	17,700	0.88%
Cleaning Supplies	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Kitchen Supplies	1,200	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	17,700	0.88%
Bar supplies	700	700	700	700	700	700	700	700	700	700	700	700	8,400	0.42%
Bar mixers	400	400	400	400	400	400	400	400	400	400	400	400	4,800	0.24%
Paper Goods (% of Food)	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	48,000	2.40%
Other costs	50	50	50	50	50	50	50	50	50	50	50	50	600	0.03%
Linens	700	700	700	700	700	700	700	700	700	700	700	700	8,400	0.42%
Advertising	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Comps-manager	600	600	600	600	600	600	600	600	600	600	600	600	7,200	0.36%
Comps-promo	1,500	3,603	3,940	3,940	3,940	4,278	3,603	3,603	3,715	3,603	3,603	3,603	42,929	2.14%
Comps- service	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Cable/TV	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Entertainment		-	-	-	-	-	-	-	-	-	-	-	12,000	0.60%
Promo-event	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
NSF checks	50	50	50	50	50	50	50	50	50	50	50	50	600	0.03%
Credit Card Fees	3,422	3,422	3,743	3,743	3,743	4,064	3,422	3,422	3,529	3,422	3,422	3,422	42,780	2.14%

STIX
PRO FORMA INCOME STATEMENT - 2005

Bank Charges	100	200	200	200	200	200	200	200	200	200	200	200	2,300	0.11%
Over/short	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Printing and Reproduction	700	700	700	700	700	700	700	700	700	700	700	700	8,400	0.42%
Dues / Subscriptions	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Uniforms	400	400	400	400	400	400	400	400	400	400	400	400	4,800	0.24%
ADP	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Equipment Leases	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Accounting/Admin	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Repairs and Maintenance	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Office Postage	200	200	200	200	200	200	200	200	200	200	200	200	2,400	0.12%
Donations	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Miscellaneous	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
Emp Ben	250	250	250	250	250	250	.250	250	250	250	250	250	3,000	0.15%
REST CONTROLLABLE	25,372	28,175	28,834	28,834	28,834	29,492	28,175	28,175	28,395	28,175	28,175	28,175	338,810	16.71%
UTILITIES														
Janitorial	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	21,600	1.08%
Security	75	75	75	75	75	75	75	75	75	75	75	75	900	0.04%
Service Contracts	500	500	500	500	500	500	500	500	500	500	500	500	6,000	0.30%
Electric	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	26,400	1.32%
Garbage/Sewer	800	800	800	800	800	800	800	800	800	800	800	800	9,600	0.48%
Gas	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	24,000	1.20%
Telephone	750	750	750	750	750	750	750	750	750	750	750	750	9,000	0.45%
Water	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	12,000	0.60%
TOTAL OTHER CONTROL.	9,125	9,125	9,125	9,125	9,125	9,125	9,125	9,125	9,125	9,125	9,125	9,125	109,500	5.47%
TOTAL CONTROLLABLE EXP	34,497	37,300	37,959	37,959	37,959	38,617	37,300	37,300	37,520	37,300	37,300	37,300	448,310	22.39%
REST OPERATING PROFIT	44,175	41,664	48,596	42,126	48,596	55,528	41,664	41,664	43,975	41,664	41,664	41,664	532,978	26.62%
G&A														
Insurance	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	36,000	1.80%
Legal / accounting	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	1,500	18,000	0.90%
Web expense	100	100	100	100	100	100	100	100	100	100	100	100	1,200	0.06%
Land Lease	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	7,800	93,600	4.68%
Bank Payment	7,000	7,000	7,000	7,000	7,000	7,000	7,000	7,000	7,000	7,000	7,000	7,000	84,000	4.20%
Depreciation	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	78,000	3.90%
Pre-Opening		-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Management Fee	7,205	7,205	7,881	7,881	7,881	8,556	7,205	7,205	7,430	7,205	7,205	7,205	90,064	4.00%
TOTAL CORP. EXPENSES	33,105	33,105	33,781	33,781	33,781	34,456	25,900	33,105	33,330	33,105	33,105	33,105	400,864	20.02%
INCOME FROM OPERATIONS	11,070	8,559	14,815	8,345	14,815	21,071	15,764	8,559	10,644	8,559	8,559	8,559	139,320	6.19%
PROVISIONS FOR INCOME TAX	3,708	2,867	4,963	2,796	4,963	7,059	5,281	2,867	3,566	2,867	2,867	2,867	46,672	33.50%
NET INCOME													92,647	4.11%
DEPRECIATION	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	6,500	78,000	3.90%
CASH FLOW	17,570	15,059	21,315	14,845	21,315	27,571	22,264	15,059	17,144	15,059	15,059	15,059	170,647	7.58%

STIX
PRO FORMA INCOME STATEMENT - 2005

	LOW		EXPECTED		HIGH	
REVENUES						
Operating Revenues						
Food Sales	1,170,000	67.16%	1,326,000	66.23%	1,482,000	65.82%
To Go Sales	520,000	29.85%	598,000	29.87%	676,000	30.02%
TOTAL FOOD SALES	1,690,000	97.01%	1,924,000	96.10%	2,158,000	95.84%
Bar Sales	52,000	2.99%	78,000	3.90%	93,600	4.16%
TOTAL OPERATING REVENUE	1,742,000	100%	2,002,000	100%	2,251,600	100%
COST OF GOODS SOLD						
Cost of Food Sales	351,000	30.00%	577,200	30.00%	444,600	30.00%
Cost of Bar Sales	135,200	26.00%	20,280	26.00%	175,760	26.00%
TOTAL COGS	486,200	27.91%	597,480	29.84%	620,360	28.75%
TOTAL PAYROLL	479,050	27.50%	562,550	28.10%	649,952	28.87%
GROSS PROFIT	776,750	44.59%	841,970	42.06%	981,288	43.58%
CONTROLLABLE	262,148	15.05%	240,138	11.99%	338,810	15.05%
UTILITIES	89,200	5.12%	88,500	4.42%	109,500	4.86%
RESTAURANT OPERATING PROFIT	436,602	25.06%	513,132	25.63%	532,978	23.67%
G&A	374,480	21.50%	396,880	19.82%	400,864	17.80%
INCOME ROM OPERATIONS	67,696	3.89%	116,252	5.81%	139,320	6.19%
PROVISIONS FOR INCOME TAX	22,678	1.30%	38,944	1.95%	46,672	2.07%
NET INCOME	45,018	2.58%	77,308	3.86%	92,647	4.11%
DEPRECIATION	6,500	0.37%	6,500	0.32%	6,500	0.29%
CASH FLOW	123,018	7.06%	155,308	7.76%	170,647	7.58%